UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ergates Capital Management LLC

Address:  1525-B The Greens Way
          Jacksonville Beach, FL 32250


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason S. Atkins
Title:  Managing Member
Phone:  904-543-7230


Signature, Place and Date of Signing:

/s/ Jason S. Atkins        Jacksonville Beach, Florida        May 15, 2006
-----------------------   ----------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:   $283,324
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE

                                                             ERGATES

                                                                     Mkt Value  SH/  PUT/  INVESTMENT DISCRETION  VOTING AUTHORITY
    Description            Title of Security   Cusip     Quantity    (x1000)    PRN  CALL     SOLE   SHARED      SOLE   SHARED  NONE

ACE CASH EXPRESS INC         COM             004403101     290,341     7,277    SH           290,341           290,341
ACTIVISION INC NEW           COM NEW         004930202      58,000       800    SH            58,000            58,000
ADTRAN INC                   COM             00738A106     296,570     7,761    SH           296,570           296,570
ALVARION LTD                 SHS             M0861T100   1,266,911    11,402    SH         1,266,911         1,266,911
APOLLO GROUP INC             CL A            037604105     272,500    14,309    SH           272,500           272,500
BIOMET INC                   COM             090613100   1,483,400    52,690         PUT   1,483,400         1,483,400
BRISTOW GROUP INC            COM             110394103     684,000    21,136    SH           684,000           684,000
COST PLUS INC-CALIF          COM             221485105      94,110     1,609    SH            94,110            94,110
DYNAMEX INC                  COM             26784F103      50,000       966    SH            50,000            50,000
ELECTRONIC ARTS INC          COM             285512109      13,431       735    SH            13,431            13,431
FIRST DATA CORP              COM             319963104     225,000    10,535    SH           225,000           225,000
FUEL-TECH NV                 COM             359523107   1,002,342    16,027    SH         1,002,342         1,002,342
HEALTHCARE SVCS GRP INC      COM             421906108      26,488       566    SH            26,488            26,488
IMMUCOR INC                  COM             452526106     311,365     8,933    SH           311,365           311,365
INTEGRAL SYS INC MD          COM             45810H107     239,303     6,459    SH           239,303           239,303
JUNIPER NETWORKS INC         COM             48203R104     358,277     6,850    SH           358,277           358,277
LANDSTAR SYS INC             COM             515098101      68,271     3,012    SH            68,271            68,271
LASERSCOPE                   COM             518081104     250,000     5,913    SH           250,000           250,000
NETEASE.COM INC              SPONSORED ADR   64110W102      36,384       893    SH            36,384            36,384
NOVELIS INC                  COM             67000X106      70,000     1,440    SH            70,000            70,000
ODYSSEY HEALTHCARE INC       COM             67611V101      60,284     1,037    SH            60,284            60,284
OFFICE DEPOT INC             COM             676220106     287,000    10,688    SH           287,000           287,000
PEP BOYS-MANNY MOE & JACK    COM             713278109     105,000     1,587    SH           105,000           105,000
PW EAGLE INC                 COM             69366Y108     110,410     3,069    SH           110,410           110,410
RENOVIS INC                  COM             759885106     370,943     7,909    SH           370,943           370,943
RINKER GROUP LTD             SPONSORED ADR   76687M101      44,400     3,125    SH            44,400            44,400
RSA SEC INC                  COM             749719100     264,422     4,744    SH           264,422           264,422
SCHNITZER STL IND            CL A            806882106     171,505     7,349    SH           171,505           171,505
SEACOR HOLDINGS INC          COM             811904101      99,100     7,849    SH            99,100            99,100
TENNECO INC                  COM             880349105     321,800     6,980    SH           321,800           321,800
TJX COS INC NEW              COM             872540109     298,000     7,396    SH           298,000           298,000
TURBOCHEF TECHNOLOGIES INC   COM NEW         900006206     555,278     6,774    SH           555,278           555,278
WAL-MART STORES INC          COM             931142103     157,500     7,440    SH           157,500           157,500
ZALE CORP NEW                COM             988858106     443,500    12,431    SH           443,500           443,500
ZIMMER HLDNGS INC            COM             98956P102     232,000    15,683         PUT     232,000           232,000

SK 23227 0002 665015